Cover	Sep. 28, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2022
Entity File Number	001-39890
Entity Registrant Name	SILVER CREST ACQUISITION CORPORATION
Entity Central Index Key	0001826553
Entity Tax Identification Number	98-1559547
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 3501, 35/F, Jardine House
Entity Address, Address Line Two	1 Connaught Place
Entity Address, City or Town	Central
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	2165-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SLCRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	SLCR
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	SLCRW
Security Exchange Name	NASDAQ